PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Nov. 30, 2025 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Insurance recoverable related to the fire incident									¥ 757,000
Receivables related to disposal of IRA tax credit					¥ 839,000							$ 120,000
Less: Allowance for credit losses			¥ (67,394)				¥ (67,394)		(68,404)	¥ (79,585)			¥ (8,118)
Total			4,900,993				4,900,993		4,460,594		$ 700,833
Impairment of long-lived assets						¥ 1,436,000	1,662,078	$ 237,674	1,242,168	640,004
Impairment loss of construction in progress						1,406,000
Impairment loss of raw materials						30,000
Reduction in the net book value of equipment									1,406,000
Reduction in the net book value of inventory									30,000
Insurance claim					¥ 200,000		200,000	$ 28,600	0	¥ 0
Tax credit | $												$ 128,000
Installments			642,000	$ 92,000
Construction in progress
PREPAYMENTS AND OTHER CURRENT ASSETS
Impairment of long-lived assets									1,436,000
Impairment of loss									679,000
Shanxi Jinko
PREPAYMENTS AND OTHER CURRENT ASSETS
Construction in progress						¥ 1,671,000
Subsequent Event
PREPAYMENTS AND OTHER CURRENT ASSETS
Installments	¥ 197,000	$ 28,000
Foreign exchange call spread combined option contracts [Member]
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added tax deductible			3,161,251				3,161,251		2,627,263
Insurance recoverable related to the fire incident			557,353				557,353		757,353
Prepayment for income tax and deferred charges			203,273				203,273		285,051
Receivables related to disposal of a subsidiary			200,000				200,000		106,000
Receivables related to disposal of IRA tax credit			196,761				196,761		0
Deposit for customer duty, bidding and others			153,928				153,928		159,675
Loan receivables due from third parties			121,381				121,381		63,727
Prepayment of electricity and others			96,338				96,338		229,196
Prepaid insurance premium			64,647				64,647		77,646
Prepaid leasehold improvements and other assets			56,125				56,125		90,450
Receivables related to disposal of land use rights and property, plant and equipment			15,181				15,181		33,765
Refund receivable of U.S. countervailing duties and anti-dumping duties			13,562				13,562		6,767
Receivables related to discount from a supplier			4,154				4,154		4,629
Deferred issuance cost for convertible notes									5,457
Others			124,433				124,433		82,019
Less: Allowance for credit losses			(67,394)				(67,394)		(68,404)
Total			¥ 4,900,993				¥ 4,900,993		¥ 4,460,594
Maturity period of derivative							12 months	12 months